10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2023
Notes
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	10.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
	2023	2022	2021

Non-cash transactions were as follows:
exploration and evaluation asset
included in accounts payable	$23	$211	$-